UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22951

 NAME OF REGISTRANT:                     FundX Investment Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 235 Montgomery Street, Suite
                                         1049
                                         San Francisco, CA 94101

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Jason Browne
                                         235 Montgomery Street, Suite
                                         1049
                                         San Francisco, CA 94101

 REGISTRANT'S TELEPHONE NUMBER:          415-248-8366

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2015 - 06/30/2016


FundX Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 FIDELITY INSTL CASH PORTFOLIOS                                                              Agenda Number:  934286421
--------------------------------------------------------------------------------------------------------------------------
        Security:  316175108
    Meeting Type:  Special
    Meeting Date:  12-Feb-2016
          Ticker:  FIGXX
            ISIN:  US3161751082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ELIZABETH S. ACTON                                        Mgmt          No vote
       JOHN ENGLER                                               Mgmt          No vote
       ALBERT R. GAMPER, JR.                                     Mgmt          No vote
       ROBERT F. GARTLAND                                        Mgmt          No vote
       ABIGAIL P. JOHNSON                                        Mgmt          No vote
       ARTHUR E. JOHNSON                                         Mgmt          No vote
       MICHAEL E. KENNEALLY                                      Mgmt          No vote
       JAMES H. KEYES                                            Mgmt          No vote
       MARIE L. KNOWLES                                          Mgmt          No vote
       GEOFFREY A. VON KUHN                                      Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 HARTFORD SERIES FUND INC.                                                                   Agenda Number:  934320730
--------------------------------------------------------------------------------------------------------------------------
        Security:  416529816
    Meeting Type:  Annual
    Meeting Date:  19-Apr-2016
          Ticker:  HGOYX
            ISIN:  US4165298161
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       HILARY E. ACKERMANN                                       Mgmt          For                            For
       LYNN S. BIRDSONG                                          Mgmt          For                            For
       JAMES E. DAVEY                                            Mgmt          For                            For
       CHRISTINE DETRICK                                         Mgmt          For                            For
       DUANE E. HILL                                             Mgmt          For                            For
       SANDRA S. JAFFEE                                          Mgmt          For                            For
       WILLIAM P. JOHNSTON                                       Mgmt          For                            For
       PHILLIP O. PETERSON                                       Mgmt          For                            For
       LEMMA W. SENBET                                           Mgmt          For                            For

2.     THE APPROVAL OF A NEW INVESTMENT MANAGEMENT               Mgmt          For                            For
       AGREEMENT BETWEEN HFMC AND THE COMPANIES,
       ON BEHALF OF THE FUNDS.

3.     THE APPROVAL OF A CHANGE TO EACH FUND'S                   Mgmt          For                            For
       FUNDAMENTAL INVESTMENT RESTRICTION ON THE
       PURCHASE OR SALE OF COMMODITIES.

4.     THE APPROVAL OF A CHANGE TO EACH FUND'S                   Mgmt          For                            For
       FUNDAMENTAL INVESTMENT RESTRICTION ON THE
       PURCHASE OR SALE OF REAL ESTATE.

5.     THE APPROVAL OF A CHANGE TO EACH FUND'S                   Mgmt          For                            For
       FUNDAMENTAL INVESTMENT RESTRICTION ON
       CONCENTRATION OF INVESTMENTS IN A
       PARTICULAR INDUSTRY OR GROUP OF INDUSTRIES.

6.     THE APPROVAL, PROSPECTIVELY, OF A                         Mgmt          For                            For
       MODIFICATION TO THE CURRENT "MANAGER OF
       MANAGERS" POLICY TO PERMIT HFMC, SUBJECT TO
       PRIOR APPROVAL BY THE RELEVANT BOARD AND
       UNDER CERTAIN CIRCUMSTANCES, TO ENTER INTO
       AND MATERIALLY AMEND AGREEMENTS WITH
       AFFILIATED AND UNAFFILIATED SUB-ADVISERS
       WITHOUT THE NECESSITY OF OBTAINING
       SHAREHOLDER APPROVAL.




--------------------------------------------------------------------------------------------------------------------------
 JANUS                                                                                       Agenda Number:  934410971
--------------------------------------------------------------------------------------------------------------------------
        Security:  47103C795
    Meeting Type:  Special
    Meeting Date:  14-Jun-2016
          Ticker:  JMGRX
            ISIN:  US47103C7956
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ALAN A. BROWN                                             Mgmt          No vote
       WILLIAM D. CVENGROS                                       Mgmt          No vote
       RAUDLINE  ETIENNE                                         Mgmt          No vote
       WILLIAM F. MCCALPIN                                       Mgmt          No vote
       GARY A. POLINER                                           Mgmt          No vote
       JAMES T. ROTHE                                            Mgmt          No vote
       WILLIAM D. STEWART                                        Mgmt          No vote
       LINDA S. WOLF                                             Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER INTERNATIONAL SMALL CO. FUND                                                    Agenda Number:  934318343
--------------------------------------------------------------------------------------------------------------------------
        Security:  68380U506
    Meeting Type:  Special
    Meeting Date:  11-Mar-2016
          Ticker:  OSMYX
            ISIN:  US68380U5065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE AN AMENDED ADVISORY AGREEMENT                  Mgmt          No vote
       BETWEEN THE FUND AND OFI GLOBAL ASSET
       MANAGEMENT, INC.




--------------------------------------------------------------------------------------------------------------------------
 PARNASSUS FUND                                                                              Agenda Number:  934330399
--------------------------------------------------------------------------------------------------------------------------
        Security:  701765869
    Meeting Type:  Special
    Meeting Date:  22-Mar-2016
          Ticker:  PARWX
            ISIN:  US7017658698
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JEANIE S. JOE                                             Mgmt          No vote
       DONALD J. BOTELER                                         Mgmt          No vote
       ALECIA A. DECOUDREAUX                                     Mgmt          No vote
       JEROME L. DODSON                                          Mgmt          No vote



FundX Aggressive Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 JANUS                                                                                       Agenda Number:  934410971
--------------------------------------------------------------------------------------------------------------------------
        Security:  47103C795
    Meeting Type:  Special
    Meeting Date:  14-Jun-2016
          Ticker:  JMGRX
            ISIN:  US47103C7956
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ALAN A. BROWN                                             Mgmt          No vote
       WILLIAM D. CVENGROS                                       Mgmt          No vote
       RAUDLINE  ETIENNE                                         Mgmt          No vote
       WILLIAM F. MCCALPIN                                       Mgmt          No vote
       GARY A. POLINER                                           Mgmt          No vote
       JAMES T. ROTHE                                            Mgmt          No vote
       WILLIAM D. STEWART                                        Mgmt          No vote
       LINDA S. WOLF                                             Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER INTERNATIONAL SMALL CO. FUND                                                    Agenda Number:  934318343
--------------------------------------------------------------------------------------------------------------------------
        Security:  68380U506
    Meeting Type:  Special
    Meeting Date:  11-Mar-2016
          Ticker:  OSMYX
            ISIN:  US68380U5065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE AN AMENDED ADVISORY AGREEMENT                  Mgmt          No vote
       BETWEEN THE FUND AND OFI GLOBAL ASSET
       MANAGEMENT, INC.




FundX Conservative Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 COHEN & STEERS                                                                              Agenda Number:  934291977
--------------------------------------------------------------------------------------------------------------------------
        Security:  19248X307
    Meeting Type:  Annual
    Meeting Date:  17-Dec-2015
          Ticker:  CPXIX
            ISIN:  US19248X3070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ROBERT H. STEERS                                          Mgmt          No vote
       JOSEPH HARVEY                                             Mgmt          No vote
       MICHAEL CLARK                                             Mgmt          No vote
       BONNIE COHEN                                              Mgmt          No vote
       GEORGE GROSSMAN                                           Mgmt          No vote
       DEAN JUNKANS                                              Mgmt          No vote
       RICHARD E. KROON                                          Mgmt          No vote
       GERALD J. MAGINNIS                                        Mgmt          No vote
       JANE MAGPIONG                                             Mgmt          No vote
       RICHARD J. NORMAN                                         Mgmt          No vote
       FRANK K. ROSS                                             Mgmt          No vote
       C. EDWARD WARD, JR.                                       Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 HARTFORD SERIES FUND INC.                                                                   Agenda Number:  934320730
--------------------------------------------------------------------------------------------------------------------------
        Security:  416529816
    Meeting Type:  Annual
    Meeting Date:  19-Apr-2016
          Ticker:  HGOYX
            ISIN:  US4165298161
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       HILARY E. ACKERMANN                                       Mgmt          For                            For
       LYNN S. BIRDSONG                                          Mgmt          For                            For
       JAMES E. DAVEY                                            Mgmt          For                            For
       CHRISTINE DETRICK                                         Mgmt          For                            For
       DUANE E. HILL                                             Mgmt          For                            For
       SANDRA S. JAFFEE                                          Mgmt          For                            For
       WILLIAM P. JOHNSTON                                       Mgmt          For                            For
       PHILLIP O. PETERSON                                       Mgmt          For                            For
       LEMMA W. SENBET                                           Mgmt          For                            For

2.     THE APPROVAL OF A NEW INVESTMENT MANAGEMENT               Mgmt          For                            For
       AGREEMENT BETWEEN HFMC AND THE COMPANIES,
       ON BEHALF OF THE FUNDS.

3.     THE APPROVAL OF A CHANGE TO EACH FUND'S                   Mgmt          For                            For
       FUNDAMENTAL INVESTMENT RESTRICTION ON THE
       PURCHASE OR SALE OF COMMODITIES.

4.     THE APPROVAL OF A CHANGE TO EACH FUND'S                   Mgmt          For                            For
       FUNDAMENTAL INVESTMENT RESTRICTION ON THE
       PURCHASE OR SALE OF REAL ESTATE.

5.     THE APPROVAL OF A CHANGE TO EACH FUND'S                   Mgmt          For                            For
       FUNDAMENTAL INVESTMENT RESTRICTION ON
       CONCENTRATION OF INVESTMENTS IN A
       PARTICULAR INDUSTRY OR GROUP OF INDUSTRIES.

6.     THE APPROVAL, PROSPECTIVELY, OF A                         Mgmt          For                            For
       MODIFICATION TO THE CURRENT "MANAGER OF
       MANAGERS" POLICY TO PERMIT HFMC, SUBJECT TO
       PRIOR APPROVAL BY THE RELEVANT BOARD AND
       UNDER CERTAIN CIRCUMSTANCES, TO ENTER INTO
       AND MATERIALLY AMEND AGREEMENTS WITH
       AFFILIATED AND UNAFFILIATED SUB-ADVISERS
       WITHOUT THE NECESSITY OF OBTAINING
       SHAREHOLDER APPROVAL.




--------------------------------------------------------------------------------------------------------------------------
 PARNASSUS FUND                                                                              Agenda Number:  934330399
--------------------------------------------------------------------------------------------------------------------------
        Security:  701765869
    Meeting Type:  Special
    Meeting Date:  22-Mar-2016
          Ticker:  PARWX
            ISIN:  US7017658698
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JEANIE S. JOE                                             Mgmt          No vote
       DONALD J. BOTELER                                         Mgmt          No vote
       ALECIA A. DECOUDREAUX                                     Mgmt          No vote
       JEROME L. DODSON                                          Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 U.S. BANK PMP TRUST                                                                         Agenda Number:  934284845
--------------------------------------------------------------------------------------------------------------------------
        Security:  742935489
    Meeting Type:  Special
    Meeting Date:  06-Nov-2015
          Ticker:  OSTIX
            ISIN:  US7429354894
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2.     TO APPROVE AN INVESTMENT ADVISORY AGREEMENT               Mgmt          No vote
       BETWEEN OSTERWEIS CAPITAL MANAGEMENT, LLC
       AND THE TRUST ON BEHALF OF THE OSTERWEIS
       STRATEGIC INCOME FUND, OSTERWEIS STRATEGIC
       INVESTMENT FUND AND OSTERWEIS INSTITUTIONAL
       EQUITY FUND.


FundX Flexible Income Fund
--------------------------------------------------------------------------------------------------------------------------
 COHEN & STEERS                                                                              Agenda Number:  934291977
--------------------------------------------------------------------------------------------------------------------------
        Security:  19248X307
    Meeting Type:  Annual
    Meeting Date:  17-Dec-2015
          Ticker:  CPXIX
            ISIN:  US19248X3070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ROBERT H. STEERS                                          Mgmt          No vote
       JOSEPH HARVEY                                             Mgmt          No vote
       MICHAEL CLARK                                             Mgmt          No vote
       BONNIE COHEN                                              Mgmt          No vote
       GEORGE GROSSMAN                                           Mgmt          No vote
       DEAN JUNKANS                                              Mgmt          No vote
       RICHARD E. KROON                                          Mgmt          No vote
       GERALD J. MAGINNIS                                        Mgmt          No vote
       JANE MAGPIONG                                             Mgmt          No vote
       RICHARD J. NORMAN                                         Mgmt          No vote
       FRANK K. ROSS                                             Mgmt          No vote
       C. EDWARD WARD, JR.                                       Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 U.S. BANK PMP TRUST                                                                         Agenda Number:  934284845
--------------------------------------------------------------------------------------------------------------------------
        Security:  742935489
    Meeting Type:  Special
    Meeting Date:  06-Nov-2015
          Ticker:  OSTIX
            ISIN:  US7429354894
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2.     TO APPROVE AN INVESTMENT ADVISORY AGREEMENT               Mgmt          No vote
       BETWEEN OSTERWEIS CAPITAL MANAGEMENT, LLC
       AND THE TRUST ON BEHALF OF THE OSTERWEIS
       STRATEGIC INCOME FUND, OSTERWEIS STRATEGIC
       INVESTMENT FUND AND OSTERWEIS INSTITUTIONAL
       EQUITY FUND.





FundX Tactical Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 FIDELITY INSTL CASH PORTFOLIOS                                                              Agenda Number:  934286421
--------------------------------------------------------------------------------------------------------------------------
        Security:  316175108
    Meeting Type:  Special
    Meeting Date:  12-Feb-2016
          Ticker:  FIGXX
            ISIN:  US3161751082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ELIZABETH S. ACTON                                        Mgmt          No vote
       JOHN ENGLER                                               Mgmt          No vote
       ALBERT R. GAMPER, JR.                                     Mgmt          No vote
       ROBERT F. GARTLAND                                        Mgmt          No vote
       ABIGAIL P. JOHNSON                                        Mgmt          No vote
       ARTHUR E. JOHNSON                                         Mgmt          No vote
       MICHAEL E. KENNEALLY                                      Mgmt          No vote
       JAMES H. KEYES                                            Mgmt          No vote
       MARIE L. KNOWLES                                          Mgmt          No vote
       GEOFFREY A. VON KUHN                                      Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER INTERNATIONAL SMALL CO. FUND                                                    Agenda Number:  934318343
--------------------------------------------------------------------------------------------------------------------------
        Security:  68380U506
    Meeting Type:  Special
    Meeting Date:  11-Mar-2016
          Ticker:  OSMYX
            ISIN:  US68380U5065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE AN AMENDED ADVISORY AGREEMENT                  Mgmt          Against                        Against
       BETWEEN THE FUND AND OFI GLOBAL ASSET
       MANAGEMENT, INC.



FundX Flexible Total Return Fund
--------------------------------------------------------------------------------------------------------------------------
 BUFFULO FUNDS                                                                               Agenda Number:  934273537
--------------------------------------------------------------------------------------------------------------------------
        Security:  119539104
    Meeting Type:  Special
    Meeting Date:  02-Oct-2015
          Ticker:  BUFHX
            ISIN:  US1195391040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       CLAY E. BRETHOUR                                          Mgmt          For                            For
       J. GARY GRADINGER                                         Mgmt          For                            For
       PHILIP J. KENNEDY                                         Mgmt          For                            For
       RACHEL F. LUPARDUS                                        Mgmt          For                            For
       HANS H. MILLER                                            Mgmt          For                            For
       JOSEPH C. NEUBERGER                                       Mgmt          For                            For
       JEFFREY D. YOWELL                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 COHEN & STEERS                                                                              Agenda Number:  934291977
--------------------------------------------------------------------------------------------------------------------------
        Security:  19248X307
    Meeting Type:  Annual
    Meeting Date:  17-Dec-2015
          Ticker:  CPXIX
            ISIN:  US19248X3070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ROBERT H. STEERS                                          Mgmt          No vote
       JOSEPH HARVEY                                             Mgmt          No vote
       MICHAEL CLARK                                             Mgmt          No vote
       BONNIE COHEN                                              Mgmt          No vote
       GEORGE GROSSMAN                                           Mgmt          No vote
       DEAN JUNKANS                                              Mgmt          No vote
       RICHARD E. KROON                                          Mgmt          No vote
       GERALD J. MAGINNIS                                        Mgmt          No vote
       JANE MAGPIONG                                             Mgmt          No vote
       RICHARD J. NORMAN                                         Mgmt          No vote
       FRANK K. ROSS                                             Mgmt          No vote
       C. EDWARD WARD, JR.                                       Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 LORD ABBETT HIGH YIELD FUND                                                                 Agenda Number:  934278056
--------------------------------------------------------------------------------------------------------------------------
        Security:  54400N102
    Meeting Type:  Special
    Meeting Date:  15-Dec-2015
          Ticker:  LHYAX
            ISIN:  US54400N1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    TO APPROVE THE AMENDMENT TO THE FUNDAMENTAL               Mgmt          For                            For
       INVESTMENT RESTRICTIONS OF THE FUND AS
       DESCRIBED IN THE PROXY STATEMENT: AMEND THE
       FUNDAMENTAL INVESTMENT RESTRICTION WITH
       RESPECT TO BORROWING.

1B.    TO APPROVE THE AMENDMENT TO THE FUNDAMENTAL               Mgmt          For                            For
       INVESTMENT RESTRICTIONS OF THE FUND AS
       DESCRIBED IN THE PROXY STATEMENT: AMEND THE
       FUNDAMENTAL INVESTMENT RESTRICTION WITH
       RESPECT TO LENDING.

2.     TO RATIFY THE SELECTION OF DELOITTE &                     Mgmt          For                            For
       TOUCHE LLP AS THE FUND'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
       FUND'S CURRENT FISCAL YEAR.




--------------------------------------------------------------------------------------------------------------------------
 U.S. BANK PMP TRUST                                                                         Agenda Number:  934284845
--------------------------------------------------------------------------------------------------------------------------
        Security:  742935489
    Meeting Type:  Special
    Meeting Date:  06-Nov-2015
          Ticker:  OSTIX
            ISIN:  US7429354894
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2.     TO APPROVE AN INVESTMENT ADVISORY AGREEMENT               Mgmt          No vote
       BETWEEN OSTERWEIS CAPITAL MANAGEMENT, LLC
       AND THE TRUST ON BEHALF OF THE OSTERWEIS
       STRATEGIC INCOME FUND, OSTERWEIS STRATEGIC
       INVESTMENT FUND AND OSTERWEIS INSTITUTIONAL
       EQUITY FUND.






* Management position unknown



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         FundX Investment Trust
By (Signature)       /s/ Jason Browne
Name                 Jason Browne
Title                President
Date                 8/3/2016